MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2015
Current Assets
Marketable Debt Securities	Marketable securities – current consist of the following:

	December 31
(in US$ thousands)	2014	2015
Equity securities	$29,022	$4
Open-end fund	318	—

	$29,340	$4

Noncurrent Assets
Marketable Debt Securities	Marketable debt securities – noncurrent consist of the following:

(in US$ thousands)	December 31, 2014
Available-for-sale securities
Debt securities	$4,744